HSBC INVESTOR GLOBAL EMERGING MARKETS FIXED INCOME FUND
RISK/RETURN
Investment Objective
The investment objective of the HSBC Investor Global Emerging Markets Fixed Income Fund (the "Fund") is to maximize total return (comprised of capital appreciation and income).
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the HSBC Investor Family of Funds. More information about these and other discounts is available from your financial professional, and is explained in "Distribution Arrangements/Sales Charges" on page 32 of this prospectus and in the Fund's Statement of Additional Information ("SAI") in "Right of Accumulation" on page 55.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees HSBC INVESTOR GLOBAL EMERGING MARKETS FIXED INCOME FUND	CLASS A Shares	CLASS I Shares	Class S Shares
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	4.75%	none	none
Maximum Deferred Sales Charge (load) (as a % of amount redeemed)	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses HSBC INVESTOR GLOBAL EMERGING MARKETS FIXED INCOME FUND		CLASS A Shares	CLASS I Shares	Class S Shares
Management Fees		0.50%	0.50%	0.50%
Distribution (12b-1) Fee		none	none	none
Shareholder Servicing Fee		0.25%	none	none
Other Operating Expenses	[1]	0.87%	0.77%	0.67%
Total Other Expenses		1.12%	0.77%	0.67%
Total Annual Fund Operating Expenses		1.62%	1.27%	1.17%
Fee Waiver and/or Expense Reimbursement	[2]	0.42%	0.42%	0.42%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.20%	0.85%	0.75%
[1]	Based on estimated amounts for the current fiscal year.
[2]	HSBC Global Asset Management (USA) Inc., the Fund's investment adviser ("Adviser"), has entered into a contractual expense limitation agreement ("Agreement") with the Fund under which it will limit total expenses of the Fund (excluding interest, taxes, brokerage commissions and extraordinary expenses) to an annual rate of 1.20% for Class A Shares, 0.85% for Class I Shares and 0.75% for Class S Shares. The expense limitation shall be in effect until March 1, 2012. The Agreement shall terminate upon the termination of the Amended and Restated Master Investment Advisory Contract between HSBC Investor Funds (the "Trust") and the Adviser, or it may be terminated upon written notice to the Adviser by the Trust.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example HSBC INVESTOR GLOBAL EMERGING MARKETS FIXED INCOME FUND (USD $)	1 Year	3 Years
CLASS A Shares	591	923
CLASS I Shares	87	361
Class S Shares	77	330

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance.

Principal Investment Strategies
The Fund seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its net assets in fixed income instruments of issuers that economically are tied to emerging markets. Investments will generally be made in U.S. dollar denominated instruments, but the Fund will also seek to invest in emerging market local currency denominated instruments. The "total return" sought by the Fund consists of income earned on investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular region, sector or security. The Fund will invest its net assets in at least three countries, and at least 40% of its net assets will be invested in foreign securities. The Fund may seek to hedge certain of its exposure to non-U.S. currencies through the use of derivatives.

An instrument is economically tied to an emerging market country if the issuer is a foreign government (or any political subdivision, agency, authority or instrumentality of such government), it is principally traded on the country's securities markets, or the issuer is organized or principally operates in the country, derives a percentage of its income from its operation within the country, or has a percentage of its assets in the country. For the purposes of the foregoing, a derivative that tracks the investment returns of a particular issuer or market will be deemed to be issued by an issuer "located'' in the country where the relevant issuer or market is located. The term "emerging markets'' includes any country: (i) having an "emerging stock market'' as defined by the International Finance Corporation; (ii) with low- to middle-income economies according to the International Bank for Reconstruction and Development (the "World Bank''); (iii) listed in World Bank publications as developing; or (iv) determined by the Adviser to be an emerging market. Currently, these countries generally include every country in the world except Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States.

The Adviser will select investments for purchase or sale by evaluating each issuer based on: (i) general economic and financial conditions; (ii) the specific issuer's (a) business and management, (b) cash flow, (c) earnings coverage of interest and dividends, (d) ability to operate under adverse economic conditions, and (e) fair market value of assets; (iii) any unique political, economic, or social conditions applicable to such issuer's country; and (iv) other considerations the Adviser deems appropriate.

The Fund may invest without limitation in high yield securities ("junk bonds"), which are those securities rated lower than "Baa" by Moody's Investors Service ("Moody's") or lower than "BBB" by Standard & Poor's Ratings Services ("S&P"), subject to a maximum of 15% of its total assets in securities rated below "B" by Moody's, or equivalently rated by S&P or Fitch, Inc. or, if unrated, determined by the Adviser to be of comparable quality. In addition, the Fund may invest in derivative instruments, including, but not limited to, swaps, financial futures, foreign currency futures, foreign currency contracts, options on futures contracts, options on securities and swaps (swaptions) for hedging purposes, cash management purposes, as a substitute for investing in equity or fixed income securities, or to enhance return.

The Fund may purchase securities of various maturities, but expects under normal market conditions to maintain an average portfolio duration that normally varies within one year (plus or minus) of the duration of the JP Morgan Global Bond Index - Emerging Market Global Diversified, which as of December 31, 2010 was 7.03 years.

The Fund may seek a temporary defensive position when economic or market conditions are such that the Adviser deems a temporary defensive position to be appropriate. When the Fund is seeking a temporary defensive position, it may invest part or all of its assets in: time deposits, certificates of deposit and bankers' acceptances issued by a commercial bank or savings and loan association; commercial paper rated at the time of purchase by one or more nationally recognized statistical rating organizations ("NRSRO") in one of the two highest categories or, if not rated, issued by a corporation having an outstanding unsecured debt issue rated high-grade by an NRSRO; short-term corporate obligations rated high-grade by an NRSRO; U.S. Government obligations; and repurchase agreements collateralized by the securities listed above. The Fund's investment objective may not be achieved while it is invested in a temporary defensive position.

The Fund is considered to be "non-diversified" under the Investment Company Act of 1940, as amended ("1940 Act"), which means that the Fund can invest a greater percentage of its assets in fewer securities than a diversified fund.

Principal Investment Risks

You could lose money by investing in the Fund. The Fund has the following principal investment risks.

-

Fixed Income Instruments Risk: The Fund could lose money or experience a lower rate of return if the Fund holds a fixed income instrument whose issuer is unable to meet its financial obligations, or in the event that interest rates decrease or increase, depending on the Fund's investments.

-

Credit Risk: The Fund could lose money if it holds a fixed income instrument whose issuer is unable to meet its financial obligations. This risk is greater for lower-quality bonds than for bonds that are investment grade.

-

Interest Rate Risk: Fluctuations in interest rates may affect the yield and value of the Fund's investments in income producing or fixed income or debt instruments. Generally, if interest rates rise, the value of the Fund's investments may fall.

-

High Yield ("Junk Bond") Risk: The Fund could lose money or experience a lower rate of return if the fund holds high yield securities that are subject to higher credit risks and are less liquid than other fixed income instruments. Junk bonds have more credit risk than investment grade bonds.

-

Foreign Securities Risk: Investments in foreign securities are generally riskier than investments in U.S. securities. Foreign securities, including those of emerging market issuers, are subject to additional risks, including international trade, political and regulatory risks.

-

Emerging Markets Risk: The prices of securities in emerging markets can fluctuate more significantly than the prices of companies in more developed countries. Securities of emerging market issuers generally have more risk than securities issued by issuers in more developed markets. The less developed the country, the greater affect the risks may have in an investment, and as a result, an investment may exhibit a higher degree of volatility than either the general domestic securities market or the securities markets of developed foreign countries.

-

Derivatives Risk: The Fund's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and could increase the volatility of the Fund's net asset value per share and cause you to lose money.

Risks associated with derivatives include the risk that the derivative is not well correlated with the security, index or currency to which it relates; the risk that derivatives may result in losses or missed opportunities; the risk that the Fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; and the risk that the derivative transaction could expose the Fund to the effects of leverage, which could increase the Fund's exposure to the market and magnify potential losses, particularly when derivatives are used to enhance return rather than offset risk. There is no guarantee that derivatives, to the extent employed, will have the intended effect, and their use could cause lower returns or even losses to the fund. The use of derivatives by the Fund to hedge risk may reduce the opportunity for gain by offsetting the positive effect of favorable price movements.

-	Leverage Risk: Leverage created by borrowing or investments, such as derivatives, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

-	Counterparty Risk: The risk that the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, will not fulfill its contractual obligations.

-	Currency Risk: Fluctuations in exchange rates between the U.S. dollar and foreign currencies, or between various foreign currencies, may negatively affect the Fund's investment performance.

-	Liquidity Risk/Illiquid Securities Risk: The risk that the Fund could lose money if it is unable to dispose of an investment at a time that is most beneficial.

-

Temporary Defensive Position Risk: The risk that the Fund may not achieve its investment objective during times of adverse market, economic or political conditions. During such times, the Fund may temporarily depart from its principal investment strategies by making short-term investments in cash, cash equivalents, high-quality, short-term debt instruments and money market instruments for temporary defensive purposes.

-

Issuer Diversification Risk: Focusing investments in a small number of issuers, industries or foreign currencies increases risk. The Fund is "non-diversified" and may invest a greater percentage of its assets in the securities of a single issuer than a fund that is "diversified." Funds that invest in a relatively small number of issuers are more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. The decline in value of one security will impact the Fund to a greater degree than if the Fund were more broadly diversified. Similarly, the Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the bonds of issuers in the same country or region.

An investment in the Fund is not a deposit of HSBC Bank USA, NA and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance Information
The Fund had not yet commenced investment operations as of the date of this Prospectus. Therefore performance information is not available and has not been presented for the Fund.
HSBC Investor Global Emerging Markets Local Debt Fund
RISK/RETURN
Investment Objective

The investment objective of the HSBC Investor Global Emerging Markets Local Debt Fund (the "Fund") is maximum total return (comprised of capital appreciation and income), consistent with preservation of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the HSBC Investor Family of Funds. More information about these and other discounts is available from your financial professional, and is explained in "Distribution Arrangements/Sales Charges" on page 32 of this prospectus and in the Fund's Statement of Additional Information ("SAI") in "Right of Accumulation" on page 55.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees HSBC Investor Global Emerging Markets Local Debt Fund	Class A Shares	Class I Shares	Class S Shares
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	4.75%	none	none
Maximum Deferred Sales Charge (load) (as a % of amount redeemed)	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses HSBC Investor Global Emerging Markets Local Debt Fund		Class A Shares	Class I Shares	Class S Shares
Management Fees		0.50%	0.50%	0.50%
Distribution (12b-1) Fee		none	none	none
Shareholder Servicing Fee		0.25%	none	none
Other Operating Expenses	[1]	0.80%	0.70%	0.60%
Total Other Expenses		1.05%	0.70%	0.60%
Total Annual Fund Operating Expenses		1.55%	1.20%	1.10%
Fee Waiver and/or Expense Reimbursement	[2]	0.35%	0.35%	0.35%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.20%	0.85%	0.75%
[1]	Based on estimated amounts for the current fiscal year.
[2]	HSBC Global Asset Management (USA) Inc., the Fund's investment adviser ("Adviser"), has entered into a contractual expense limitation agreement ("Agreement") with the Fund under which it will limit total expenses of the Fund (excluding interest, taxes, brokerage commissions and extraordinary expenses) to an annual rate of 1.20% for Class A Shares, 0.85% for Class C Shares and 0.75% for Class S Shares. The expense limitation shall be in effect until March 1, 2012. The Agreement shall terminate upon the termination of the Amended and Restated Master Investment Advisory Contract between HSBC Investor Funds (the "Trust") and the Adviser, or it may be terminated upon written notice to the Adviser by the Trust.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example HSBC Investor Global Emerging Markets Local Debt Fund (USD $)	1 Year	3 Years
Class A Shares	591	909
Class I Shares	87	346
Class S Shares	77	315

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its net assets, plus borrowings for investment purposes, in fixed income instruments issued by foreign governments, government agencies or corporations and denominated in local currencies of countries with emerging securities markets. The Fund may also invest in instruments denominated in U.S. dollars. The "total return" sought by the Fund consists of income earned on investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular region, sector or security. The Fund may invest in derivatives such as forwards, options, futures contracts or swap agreements, denominated in any currency. These instruments will be treated as investments in fixed income instruments for the purposes of the Fund's 80% of net assets policy, as appropriate, if the underlying asset of such forwards or derivatives is a fixed income instrument denominated in the local currency of an emerging market country. The term "emerging markets'' includes any country: (i) having an "emerging stock market'' as defined by the International Finance Corporation; (ii) with low- to middle-income economies according to the International Bank for Reconstruction and Development (the "World Bank''); (iii) listed in World Bank publications as developing; or (iv) determined by the Adviser to be an emerging market. Currently, these countries generally include every country in the world except Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States.

The Fund may invest without limit in fixed income instruments that are economically tied to emerging market countries. An instrument is economically tied to an emerging market country if the issuer is a foreign government (or any political subdivision, agency, authority or instrumentality of such government), it is principally traded on the country's securities markets, or the issuer is organized or principally operates in the country, derives a percentage of its income from its operation within the country, or has a percentage of its assets in the country. In the case of certain money market instruments, such instruments will be considered economically tied to an emerging market country if either the issuer or the guarantor of such money market instrument is organized under the laws of an emerging market country. With respect to derivative instruments, generally such instruments are economically tied to emerging market countries if the underlying assets are foreign currencies (or baskets or indexes of such currencies), or instruments or securities that are issued by foreign governments or issuers organized under the laws of an emerging market country. The Fund normally will invest primarily in securities whose performance is economically tied to Asia, Africa, the Middle East, Latin America and the developing countries of Europe.

The Adviser will select investments for purchase or sale by evaluating issuers based on (i) general economic and financial conditions; (ii) the specific issuer's: (a) business and management, (b) cash flow, (c) earnings coverage of interest and dividends, (d) ability to operate under adverse economic conditions, and (e) fair market value of assets; (iii) any unique political, economic or social conditions applicable to such issuer's country; and (iv) other considerations the Adviser deems appropriate. The Adviser will select the Fund's country and currency composition based on its evaluation of relative interest rates, inflation rates, exchange rates, monetary and fiscal policies, trade and current account balances, legal and political developments and other specific factors that the Adviser believes to be relevant.

The Fund may invest in both investment-grade securities, which are those securities that are rated by one or more nationally recognized statistical rating organizations ("NRSROs") within one of the four highest long-term quality grades at the time of purchase (e.g., "AAA", "AA", "A" or "BBB" by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch") or "Aaa", "Aa", "A" or "Baa" by Moody's Investors Service ("Moody's")), and high yield securities ("junk bonds"), which are those securities rated lower than "Baa" by Moody's or lower than "BBB" by S&P, subject to a maximum of 15% of its total assets in securities rated below "B" by Moody's, or equivalently rated by S&P or Fitch, or, if unrated, determined by the Adviser to be of comparable quality. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).

The Fund may purchase securities of various maturities, but expects to maintain an average portfolio duration that normally varies within two years (plus or minus) of a 50/50 blend of the JP Morgan Global Bond Index - Emerging Market Global Diversified and the JP Morgan Emerging Local Markets Index Plus, which as of December 31, 2010 was 2.33 years.

The Fund may seek a temporary defensive position when economic or market conditions are such that the Adviser deems a temporary defensive position to be appropriate. When the Fund is seeking a temporary defensive position, it may invest part or all of its assets in: time deposits, certificates of deposit and bankers' acceptances issued by a commercial bank or savings and loan association; commercial paper rated at the time of purchase by one or more NRSRO in one of the two highest categories or, if not rated, issued by a corporation having an outstanding unsecured debt issue rated high-grade by an NRSRO; short-term corporate obligations rated high-grade by an NRSRO; U.S. Government obligations; Government agency securities issued or guaranteed by U.S. Government-sponsored instrumentalities and federal agencies; and repurchase agreements collateralized by the securities listed above. The Fund's investment objective may not be achieved while it is invested in a temporary defensive position.

The Fund is considered to be "non-diversified" under the Investment Company Act of 1940, as amended (the "1940 Act"), which means that the Fund can invest a greater percentage of its assets in fewer securities than a diversified fund.

Principal Investment Risks

You could lose money by investing in the Fund. The Fund has the following principal investment risks.

-

Fixed Income Instruments Risk: The Fund could lose money or experience a lower rate of return if the Fund holds a fixed income instrument whose issuer is unable to meet its financial obligations, or in the event that interest rates decrease or increase, depending on the Fund's investments.

-

Credit Risk: The Fund could lose money if it holds a fixed income instrument whose issuer is unable to meet its financial obligations. This risk is greater for lower-quality bonds than for bonds that are investment grade.

-

Interest Rate Risk: Fluctuations in interest rates may affect the yield and value of the Fund's investments in income-producing or fixed income or debt instruments. Generally, if interest rates rise, the value of the Fund's investments may fall.

-

High Yield ("Junk Bond") Risk: The Fund could lose money or experience a lower rate of return if the Fund holds high yield securities that are subject to higher credit risks and are less liquid than other fixed income instruments. Junk bonds have more credit risk than investment grade bonds.

-

Foreign Securities Risk: Investments in foreign securities are generally riskier than investments in U.S. securities. Foreign securities, including those of emerging market issuers, are subject to additional risks, including international trade, political and regulatory risks.

-	Emerging Markets Risk: The prices of securities in emerging markets can fluctuate more significantly than the prices of companies in more developed countries. Securities of emerging market issuers generally have more risk than securities issued by issuers in more developed markets. The less developed the country, the greater affect the risks may have in an investment, and as a result, an investment may exhibit a higher degree of volatility than either the general domestic securities market or the securities markets of developed foreign countries.

-

Derivatives Risk: The Fund's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and could increase the volatility of the Fund's net asset value per share and cause you to lose money. Risks associated with derivatives include the risk that the derivative is not well correlated with the security, index or currency to which it relates; the risk that derivatives may result in losses or missed opportunities; the risk that the Fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; and the risk that the derivative transaction could expose the Fund to the effects of leverage, which could increase the Fund's exposure to the market and magnify potential losses, particularly when derivatives are used to enhance return rather than offset risk. There is no guarantee that derivatives, to the extent employed, will have the intended effect, and their use could cause lower returns or even losses to the fund. The use of derivatives by the Fund to hedge risk may reduce the opportunity for gain by offsetting the positive effect of favorable price movements.

-

Swap Risk: The use of swap agreements, agreements to exchange the return generated by one instrument for the return generated by another instrument (or index), and similar instruments involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. If a counterparty defaults on its payment obligations to the Fund, this default will cause the value of the Fund to decrease. Swap agreements also may be considered to be illiquid.

-	Leverage Risk: Leverage created by borrowing or investments, such as derivatives, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

-	Counterparty Risk: The risk that the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, will not fulfill its contractual obligations.

-	Currency Risk: Fluctuations in exchange rates between the U.S. dollar and foreign currencies, or between various foreign currencies, may negatively affect the Fund's investment performance.

-

When-Issued Securities: The Fund may purchase or sell securities that it is entitled to receive on a when issued basis. When-issued and delayed delivery securities and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation.

-

Short Sale Risk: The risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund.

-	Liquidity Risk/Illiquid Securities Risk: The risk that the Fund could lose money if it is unable to dispose of an investment at a time that is most beneficial.

-

Temporary Defensive Position Risk: The risk that the Fund may not achieve its investment objective during times of adverse market, economic or political conditions. During such times, the Fund may temporarily depart from its principal investment strategies by making short-term investments in cash, cash equivalents, high-quality, short-term debt instruments and money market instruments for temporary defensive purposes.

-

Issuer Diversification Risk: Focusing investments in a small number of issuers, industries or foreign currencies increases risk. The Fund is "non-diversified" and may invest a greater percentage of its assets in the securities of a single issuer than a fund that is "diversified." Funds that invest in a relatively small number of issuers are more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. The decline in value of one security will impact the Fund to a greater degree than if the Fund were more broadly diversified. Similarly, the Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the bonds of issuers in the same country or region.

An investment in the Fund is not a deposit of HSBC Bank USA, NA and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance Information
The Fund had not yet commenced investment operations as of the date of this Prospectus. Therefore, performance information is not available and has not been presented for the Fund.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Feb 14, 2011
Registrant Name	dei_EntityRegistrantName	HSBC INVESTOR FUNDS
Central Index Key	dei_EntityCentralIndexKey	0000798290
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb 14, 2011
Document Effective Date	dei_DocumentEffectiveDate	Feb 14, 2011
Prospectus Date	rr_ProspectusDate	Feb 15, 2011
HSBC INVESTOR GLOBAL EMERGING MARKETS FIXED INCOME FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the HSBC Investor Global Emerging Markets Fixed Income Fund (the "Fund") is to maximize total return (comprised of capital appreciation and income).
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the HSBC Investor Family of Funds. More information about these and other discounts is available from your financial professional, and is explained in "Distribution Arrangements/Sales Charges" on page 32 of this prospectus and in the Fund's Statement of Additional Information ("SAI") in "Right of Accumulation" on page 55.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-03-01
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the HSBC Investor Family of Funds. More information about these and other discounts is available from your financial professional, and is explained in "Distribution Arrangements/Sales Charges" on page 32 of this prospectus and in the Fund's Statement of Additional Information ("SAI") in "Right of Accumulation" on page 55.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its net assets in fixed income instruments of issuers that economically are tied to emerging markets. Investments will generally be made in U.S. dollar denominated instruments, but the Fund will also seek to invest in emerging market local currency denominated instruments. The "total return" sought by the Fund consists of income earned on investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular region, sector or security. The Fund will invest its net assets in at least three countries, and at least 40% of its net assets will be invested in foreign securities. The Fund may seek to hedge certain of its exposure to non-U.S. currencies through the use of derivatives.

An instrument is economically tied to an emerging market country if the issuer is a foreign government (or any political subdivision, agency, authority or instrumentality of such government), it is principally traded on the country's securities markets, or the issuer is organized or principally operates in the country, derives a percentage of its income from its operation within the country, or has a percentage of its assets in the country. For the purposes of the foregoing, a derivative that tracks the investment returns of a particular issuer or market will be deemed to be issued by an issuer "located'' in the country where the relevant issuer or market is located. The term "emerging markets'' includes any country: (i) having an "emerging stock market'' as defined by the International Finance Corporation; (ii) with low- to middle-income economies according to the International Bank for Reconstruction and Development (the "World Bank''); (iii) listed in World Bank publications as developing; or (iv) determined by the Adviser to be an emerging market. Currently, these countries generally include every country in the world except Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States.

The Adviser will select investments for purchase or sale by evaluating each issuer based on: (i) general economic and financial conditions; (ii) the specific issuer's (a) business and management, (b) cash flow, (c) earnings coverage of interest and dividends, (d) ability to operate under adverse economic conditions, and (e) fair market value of assets; (iii) any unique political, economic, or social conditions applicable to such issuer's country; and (iv) other considerations the Adviser deems appropriate.

The Fund may invest without limitation in high yield securities ("junk bonds"), which are those securities rated lower than "Baa" by Moody's Investors Service ("Moody's") or lower than "BBB" by Standard & Poor's Ratings Services ("S&P"), subject to a maximum of 15% of its total assets in securities rated below "B" by Moody's, or equivalently rated by S&P or Fitch, Inc. or, if unrated, determined by the Adviser to be of comparable quality. In addition, the Fund may invest in derivative instruments, including, but not limited to, swaps, financial futures, foreign currency futures, foreign currency contracts, options on futures contracts, options on securities and swaps (swaptions) for hedging purposes, cash management purposes, as a substitute for investing in equity or fixed income securities, or to enhance return.

The Fund may purchase securities of various maturities, but expects under normal market conditions to maintain an average portfolio duration that normally varies within one year (plus or minus) of the duration of the JP Morgan Global Bond Index - Emerging Market Global Diversified, which as of December 31, 2010 was 7.03 years.

The Fund may seek a temporary defensive position when economic or market conditions are such that the Adviser deems a temporary defensive position to be appropriate. When the Fund is seeking a temporary defensive position, it may invest part or all of its assets in: time deposits, certificates of deposit and bankers' acceptances issued by a commercial bank or savings and loan association; commercial paper rated at the time of purchase by one or more nationally recognized statistical rating organizations ("NRSRO") in one of the two highest categories or, if not rated, issued by a corporation having an outstanding unsecured debt issue rated high-grade by an NRSRO; short-term corporate obligations rated high-grade by an NRSRO; U.S. Government obligations; and repurchase agreements collateralized by the securities listed above. The Fund's investment objective may not be achieved while it is invested in a temporary defensive position.

The Fund is considered to be "non-diversified" under the Investment Company Act of 1940, as amended ("1940 Act"), which means that the Fund can invest a greater percentage of its assets in fewer securities than a diversified fund.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund. The Fund has the following principal investment risks.

-

Fixed Income Instruments Risk: The Fund could lose money or experience a lower rate of return if the Fund holds a fixed income instrument whose issuer is unable to meet its financial obligations, or in the event that interest rates decrease or increase, depending on the Fund's investments.

-

Credit Risk: The Fund could lose money if it holds a fixed income instrument whose issuer is unable to meet its financial obligations. This risk is greater for lower-quality bonds than for bonds that are investment grade.

-

Interest Rate Risk: Fluctuations in interest rates may affect the yield and value of the Fund's investments in income producing or fixed income or debt instruments. Generally, if interest rates rise, the value of the Fund's investments may fall.

-

High Yield ("Junk Bond") Risk: The Fund could lose money or experience a lower rate of return if the fund holds high yield securities that are subject to higher credit risks and are less liquid than other fixed income instruments. Junk bonds have more credit risk than investment grade bonds.

-

Foreign Securities Risk: Investments in foreign securities are generally riskier than investments in U.S. securities. Foreign securities, including those of emerging market issuers, are subject to additional risks, including international trade, political and regulatory risks.

-

Emerging Markets Risk: The prices of securities in emerging markets can fluctuate more significantly than the prices of companies in more developed countries. Securities of emerging market issuers generally have more risk than securities issued by issuers in more developed markets. The less developed the country, the greater affect the risks may have in an investment, and as a result, an investment may exhibit a higher degree of volatility than either the general domestic securities market or the securities markets of developed foreign countries.

-

Derivatives Risk: The Fund's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and could increase the volatility of the Fund's net asset value per share and cause you to lose money.

Risks associated with derivatives include the risk that the derivative is not well correlated with the security, index or currency to which it relates; the risk that derivatives may result in losses or missed opportunities; the risk that the Fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; and the risk that the derivative transaction could expose the Fund to the effects of leverage, which could increase the Fund's exposure to the market and magnify potential losses, particularly when derivatives are used to enhance return rather than offset risk. There is no guarantee that derivatives, to the extent employed, will have the intended effect, and their use could cause lower returns or even losses to the fund. The use of derivatives by the Fund to hedge risk may reduce the opportunity for gain by offsetting the positive effect of favorable price movements.

-	Leverage Risk: Leverage created by borrowing or investments, such as derivatives, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

-	Counterparty Risk: The risk that the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, will not fulfill its contractual obligations.

-	Currency Risk: Fluctuations in exchange rates between the U.S. dollar and foreign currencies, or between various foreign currencies, may negatively affect the Fund's investment performance.

-	Liquidity Risk/Illiquid Securities Risk: The risk that the Fund could lose money if it is unable to dispose of an investment at a time that is most beneficial.

-

Temporary Defensive Position Risk: The risk that the Fund may not achieve its investment objective during times of adverse market, economic or political conditions. During such times, the Fund may temporarily depart from its principal investment strategies by making short-term investments in cash, cash equivalents, high-quality, short-term debt instruments and money market instruments for temporary defensive purposes.

-

Issuer Diversification Risk: Focusing investments in a small number of issuers, industries or foreign currencies increases risk. The Fund is "non-diversified" and may invest a greater percentage of its assets in the securities of a single issuer than a fund that is "diversified." Funds that invest in a relatively small number of issuers are more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. The decline in value of one security will impact the Fund to a greater degree than if the Fund were more broadly diversified. Similarly, the Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the bonds of issuers in the same country or region.

Risk Closing [Text Block]	rr_RiskClosingTextBlock	An investment in the Fund is not a deposit of HSBC Bank USA, NA and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Focusing investments in a small number of issuers, industries or foreign currencies increases risk. The Fund is "non-diversified" and may invest a greater percentage of its assets in the securities of a single issuer than a fund that is "diversified." Funds that invest in a relatively small number of issuers are more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. The decline in value of one security will impact the Fund to a greater degree than if the Fund were more broadly diversified. Similarly, the Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the bonds of issuers in the same country or region.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of HSBC Bank USA, NA and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Fund had not yet commenced investment operations as of the date of this Prospectus. Therefore performance information is not available and has not been presented for the Fund.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund had not yet commenced investment operations as of the date of this Prospectus. Therefore performance information is not available and has not been presented for the Fund.
HSBC INVESTOR GLOBAL EMERGING MARKETS FIXED INCOME FUND | CLASS A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum Deferred Sales Charge (load) (as a % of amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.25%
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	0.87%	[1]
Total Other Expenses	rr_OtherExpensesOverAssets	1.12%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.62%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.42%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.20%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	591
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	923
HSBC INVESTOR GLOBAL EMERGING MARKETS FIXED INCOME FUND | CLASS I Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a % of amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	none
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	0.77%	[1]
Total Other Expenses	rr_OtherExpensesOverAssets	0.77%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.27%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.42%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.85%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	87
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	361
HSBC INVESTOR GLOBAL EMERGING MARKETS FIXED INCOME FUND | Class S Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a % of amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	none
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	0.67%	[1]
Total Other Expenses	rr_OtherExpensesOverAssets	0.67%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.17%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.42%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.75%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	77
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	330
HSBC Investor Global Emerging Markets Local Debt Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The investment objective of the HSBC Investor Global Emerging Markets Local Debt Fund (the "Fund") is maximum total return (comprised of capital appreciation and income), consistent with preservation of capital.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the HSBC Investor Family of Funds. More information about these and other discounts is available from your financial professional, and is explained in "Distribution Arrangements/Sales Charges" on page 32 of this prospectus and in the Fund's Statement of Additional Information ("SAI") in "Right of Accumulation" on page 55.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-03-01
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the HSBC Investor Family of Funds. More information about these and other discounts is available from your financial professional, and is explained in "Distribution Arrangements/Sales Charges" on page 32 of this prospectus and in the Fund's Statement of Additional Information ("SAI") in "Right of Accumulation" on page 55.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its net assets, plus borrowings for investment purposes, in fixed income instruments issued by foreign governments, government agencies or corporations and denominated in local currencies of countries with emerging securities markets. The Fund may also invest in instruments denominated in U.S. dollars. The "total return" sought by the Fund consists of income earned on investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular region, sector or security. The Fund may invest in derivatives such as forwards, options, futures contracts or swap agreements, denominated in any currency. These instruments will be treated as investments in fixed income instruments for the purposes of the Fund's 80% of net assets policy, as appropriate, if the underlying asset of such forwards or derivatives is a fixed income instrument denominated in the local currency of an emerging market country. The term "emerging markets'' includes any country: (i) having an "emerging stock market'' as defined by the International Finance Corporation; (ii) with low- to middle-income economies according to the International Bank for Reconstruction and Development (the "World Bank''); (iii) listed in World Bank publications as developing; or (iv) determined by the Adviser to be an emerging market. Currently, these countries generally include every country in the world except Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States.

The Fund may invest without limit in fixed income instruments that are economically tied to emerging market countries. An instrument is economically tied to an emerging market country if the issuer is a foreign government (or any political subdivision, agency, authority or instrumentality of such government), it is principally traded on the country's securities markets, or the issuer is organized or principally operates in the country, derives a percentage of its income from its operation within the country, or has a percentage of its assets in the country. In the case of certain money market instruments, such instruments will be considered economically tied to an emerging market country if either the issuer or the guarantor of such money market instrument is organized under the laws of an emerging market country. With respect to derivative instruments, generally such instruments are economically tied to emerging market countries if the underlying assets are foreign currencies (or baskets or indexes of such currencies), or instruments or securities that are issued by foreign governments or issuers organized under the laws of an emerging market country. The Fund normally will invest primarily in securities whose performance is economically tied to Asia, Africa, the Middle East, Latin America and the developing countries of Europe.

The Adviser will select investments for purchase or sale by evaluating issuers based on (i) general economic and financial conditions; (ii) the specific issuer's: (a) business and management, (b) cash flow, (c) earnings coverage of interest and dividends, (d) ability to operate under adverse economic conditions, and (e) fair market value of assets; (iii) any unique political, economic or social conditions applicable to such issuer's country; and (iv) other considerations the Adviser deems appropriate. The Adviser will select the Fund's country and currency composition based on its evaluation of relative interest rates, inflation rates, exchange rates, monetary and fiscal policies, trade and current account balances, legal and political developments and other specific factors that the Adviser believes to be relevant.

The Fund may invest in both investment-grade securities, which are those securities that are rated by one or more nationally recognized statistical rating organizations ("NRSROs") within one of the four highest long-term quality grades at the time of purchase (e.g., "AAA", "AA", "A" or "BBB" by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch") or "Aaa", "Aa", "A" or "Baa" by Moody's Investors Service ("Moody's")), and high yield securities ("junk bonds"), which are those securities rated lower than "Baa" by Moody's or lower than "BBB" by S&P, subject to a maximum of 15% of its total assets in securities rated below "B" by Moody's, or equivalently rated by S&P or Fitch, or, if unrated, determined by the Adviser to be of comparable quality. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).

The Fund may purchase securities of various maturities, but expects to maintain an average portfolio duration that normally varies within two years (plus or minus) of a 50/50 blend of the JP Morgan Global Bond Index - Emerging Market Global Diversified and the JP Morgan Emerging Local Markets Index Plus, which as of December 31, 2010 was 2.33 years.

The Fund may seek a temporary defensive position when economic or market conditions are such that the Adviser deems a temporary defensive position to be appropriate. When the Fund is seeking a temporary defensive position, it may invest part or all of its assets in: time deposits, certificates of deposit and bankers' acceptances issued by a commercial bank or savings and loan association; commercial paper rated at the time of purchase by one or more NRSRO in one of the two highest categories or, if not rated, issued by a corporation having an outstanding unsecured debt issue rated high-grade by an NRSRO; short-term corporate obligations rated high-grade by an NRSRO; U.S. Government obligations; Government agency securities issued or guaranteed by U.S. Government-sponsored instrumentalities and federal agencies; and repurchase agreements collateralized by the securities listed above. The Fund's investment objective may not be achieved while it is invested in a temporary defensive position.

The Fund is considered to be "non-diversified" under the Investment Company Act of 1940, as amended (the "1940 Act"), which means that the Fund can invest a greater percentage of its assets in fewer securities than a diversified fund.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund. The Fund has the following principal investment risks.

-

Fixed Income Instruments Risk: The Fund could lose money or experience a lower rate of return if the Fund holds a fixed income instrument whose issuer is unable to meet its financial obligations, or in the event that interest rates decrease or increase, depending on the Fund's investments.

-

Credit Risk: The Fund could lose money if it holds a fixed income instrument whose issuer is unable to meet its financial obligations. This risk is greater for lower-quality bonds than for bonds that are investment grade.

-

Interest Rate Risk: Fluctuations in interest rates may affect the yield and value of the Fund's investments in income-producing or fixed income or debt instruments. Generally, if interest rates rise, the value of the Fund's investments may fall.

-

High Yield ("Junk Bond") Risk: The Fund could lose money or experience a lower rate of return if the Fund holds high yield securities that are subject to higher credit risks and are less liquid than other fixed income instruments. Junk bonds have more credit risk than investment grade bonds.

-

Foreign Securities Risk: Investments in foreign securities are generally riskier than investments in U.S. securities. Foreign securities, including those of emerging market issuers, are subject to additional risks, including international trade, political and regulatory risks.

-	Emerging Markets Risk: The prices of securities in emerging markets can fluctuate more significantly than the prices of companies in more developed countries. Securities of emerging market issuers generally have more risk than securities issued by issuers in more developed markets. The less developed the country, the greater affect the risks may have in an investment, and as a result, an investment may exhibit a higher degree of volatility than either the general domestic securities market or the securities markets of developed foreign countries.

-

Derivatives Risk: The Fund's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and could increase the volatility of the Fund's net asset value per share and cause you to lose money. Risks associated with derivatives include the risk that the derivative is not well correlated with the security, index or currency to which it relates; the risk that derivatives may result in losses or missed opportunities; the risk that the Fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; and the risk that the derivative transaction could expose the Fund to the effects of leverage, which could increase the Fund's exposure to the market and magnify potential losses, particularly when derivatives are used to enhance return rather than offset risk. There is no guarantee that derivatives, to the extent employed, will have the intended effect, and their use could cause lower returns or even losses to the fund. The use of derivatives by the Fund to hedge risk may reduce the opportunity for gain by offsetting the positive effect of favorable price movements.

-

Swap Risk: The use of swap agreements, agreements to exchange the return generated by one instrument for the return generated by another instrument (or index), and similar instruments involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. If a counterparty defaults on its payment obligations to the Fund, this default will cause the value of the Fund to decrease. Swap agreements also may be considered to be illiquid.

-	Leverage Risk: Leverage created by borrowing or investments, such as derivatives, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

-	Counterparty Risk: The risk that the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, will not fulfill its contractual obligations.

-	Currency Risk: Fluctuations in exchange rates between the U.S. dollar and foreign currencies, or between various foreign currencies, may negatively affect the Fund's investment performance.

-

When-Issued Securities: The Fund may purchase or sell securities that it is entitled to receive on a when issued basis. When-issued and delayed delivery securities and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation.

-

Short Sale Risk: The risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund.

-	Liquidity Risk/Illiquid Securities Risk: The risk that the Fund could lose money if it is unable to dispose of an investment at a time that is most beneficial.

-

Temporary Defensive Position Risk: The risk that the Fund may not achieve its investment objective during times of adverse market, economic or political conditions. During such times, the Fund may temporarily depart from its principal investment strategies by making short-term investments in cash, cash equivalents, high-quality, short-term debt instruments and money market instruments for temporary defensive purposes.

-

Issuer Diversification Risk: Focusing investments in a small number of issuers, industries or foreign currencies increases risk. The Fund is "non-diversified" and may invest a greater percentage of its assets in the securities of a single issuer than a fund that is "diversified." Funds that invest in a relatively small number of issuers are more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. The decline in value of one security will impact the Fund to a greater degree than if the Fund were more broadly diversified. Similarly, the Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the bonds of issuers in the same country or region.

Risk Closing [Text Block]	rr_RiskClosingTextBlock	An investment in the Fund is not a deposit of HSBC Bank USA, NA and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	Principal Investment RisksYou could lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Focusing investments in a small number of issuers, industries or foreign currencies increases risk. The Fund is "non-diversified" and may invest a greater percentage of its assets in the securities of a single issuer than a fund that is "diversified." Funds that invest in a relatively small number of issuers are more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. The decline in value of one security will impact the Fund to a greater degree than if the Fund were more broadly diversified. Similarly, the Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the bonds of issuers in the same country or region.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of HSBC Bank USA, NA and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Fund had not yet commenced investment operations as of the date of this Prospectus. Therefore, performance information is not available and has not been presented for the Fund.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund had not yet commenced investment operations as of the date of this Prospectus. Therefore performance information is not available and has not been presented for the Fund.
HSBC Investor Global Emerging Markets Local Debt Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum Deferred Sales Charge (load) (as a % of amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.25%
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	0.80%	[1]
Total Other Expenses	rr_OtherExpensesOverAssets	1.05%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.55%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.35%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.20%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	591
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	909
HSBC Investor Global Emerging Markets Local Debt Fund | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a % of amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	none
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	0.70%	[1]
Total Other Expenses	rr_OtherExpensesOverAssets	0.70%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.20%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.35%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.85%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	87
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	346
HSBC Investor Global Emerging Markets Local Debt Fund | Class S Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a % of amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	none
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	0.60%	[1]
Total Other Expenses	rr_OtherExpensesOverAssets	0.60%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.10%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.35%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.75%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	77
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	315

[1]	Based on estimated amounts for the current fiscal year.
[2]	HSBC Global Asset Management (USA) Inc., the Fund's investment adviser ("Adviser"), has entered into a contractual expense limitation agreement ("Agreement") with the Fund under which it will limit total expenses of the Fund (excluding interest, taxes, brokerage commissions and extraordinary expenses) to an annual rate of 1.20% for Class A Shares, 0.85% for Class I Shares and 0.75% for Class S Shares. The expense limitation shall be in effect until March 1, 2012. The Agreement shall terminate upon the termination of the Amended and Restated Master Investment Advisory Contract between HSBC Investor Funds (the "Trust") and the Adviser, or it may be terminated upon written notice to the Adviser by the Trust.
[3]	HSBC Global Asset Management (USA) Inc., the Fund's investment adviser ("Adviser"), has entered into a contractual expense limitation agreement ("Agreement") with the Fund under which it will limit total expenses of the Fund (excluding interest, taxes, brokerage commissions and extraordinary expenses) to an annual rate of 1.20% for Class A Shares, 0.85% for Class C Shares and 0.75% for Class S Shares. The expense limitation shall be in effect until March 1, 2012. The Agreement shall terminate upon the termination of the Amended and Restated Master Investment Advisory Contract between HSBC Investor Funds (the "Trust") and the Adviser, or it may be terminated upon written notice to the Adviser by the Trust.